Employee costs	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Employee costs

Note 6—Employee costs

	2024	2023	2022
	(EUR’000)
Employee costs
Wages and salaries	173,474	170,278	140,420
Share-based payment	95,512	66,660	64,180
Pensions (defined contribution plans)	4,485	4,403	4,163
Social security costs	15,003	12,877	10,627
Other employee costs	4,061	4,238	4,411
Total employee costs	292,535	258,456	223,801
Included in the profit or loss
Cost of sales (1)	16,487	15,748	7,239
Research and development costs	131,867	127,002	122,581
Selling, general and administrative expenses	144,181	115,706	93,981
Total employee costs	292,535	258,456	223,801
Average number of employees	892	851	719
(3)
Includes employee costs capitalized as part of inventories.

Key Management Personnel comprises the Board of Directors, the Executive Board and Non-executive Senior Management. Compensation to Key Management Personnel comprises salaries, participation in annual bonus schemes, pensions (defined contributions plans), and share-based compensation. Share-based compensation is elaborated in further details in Note 7, “Share-based Payment.”

Compensation to Key Management Personnel included in total employee costs is summarized below:

	Board of Directors (1)			Executive Board (2)			Non-executive Senior Management
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	(EUR ‘000)
Compensation
Wages and salaries	482	543	403	4,148	4,375	3,809	3,286	4,673	6,087
Share-based payment	2,169	1,276	1,273	18,334	13,243	11,392	10,266	9,529	8,872
Pensions (defined contribution plans)	—	—	—	57	54	46	98	122	118
Social security costs	—	—	—	118	103	55	52	45	89
Other employee cost	—	—	—	20	20	20	25	40	45
Total compensation	2,651	1,819	1,676	22,677	17,795	15,322	13,727	14,409	15,211
(1)
The Board of Directors comprised six persons in 2024 and six to seven persons in 2023 and 2022.
(2)
The Executive Board comprised four persons in 2024, 2023 and 2022.